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BLANKK
FIRST QUARTER REPORT
June 30, 2026 (Unaudited)
Columbia India Consumer ETF

Portfolio of Investments
Columbia India Consumer ETF, June 30, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Columbia India Consumer ETF | 2026
2
Issuer . Shares
.
Value ($)
Common Stocks 101 .4%
Consumer Discretionary 65.2%
Apparel Retail 5.0%
Trent Ltd. 328,278 11,384,106
Apparel, Accessories & Luxury Goods 5.1%
Titan Co. Ltd. 243,169 11,313,442
Automobile Manufacturers 14.8%
Hyundai Motor India Ltd. 159,490 3,210,566
Mahindra & Mahindra Ltd. 309,304 10,027,516
Maruti Suzuki India Ltd. 72,881 10,867,619
Tata Motors Passenger Vehicles Ltd. 2,307,653 8,586,162
Total 32,691,863
Automotive Parts & Equipment 8.0%
Bharat Forge Ltd. 264,076 5,981,543
Bosch Ltd. 9,751 4,110,184
Samvardhana Motherson International Ltd. 4,975,905 7,785,665
Total 17,877,392
Hotels, Resorts & Cruise Lines 3.2%
Indian Hotels Co. Ltd. 955,491 7,206,653
Household Appliances 0.8%
LG Electronics India Ltd.
(a)
114,315 1,874,279
Motorcycle Manufacturers 17.0%
Bajaj Auto Ltd. 105,082 10,785,867
Eicher Motors Ltd. 135,347 10,113,983
Hero MotoCorp Ltd. 145,425 7,365,522
TVS Motor Co. Ltd. 263,159 9,620,749
Total 37,886,121
Other Specialty Retail 4.0%
FSN E-Commerce Ventures Ltd.
(a)
1,260,750 4,140,179
Lenskart Solutions Ltd.
(a)
848,848 4,617,791
Total 8,757,970
Restaurants 7.3%
Eternal Ltd.
(a)
4,441,640 12,415,735
Swiggy Ltd.
(a)
1,494,956 3,780,081
Total 16,195,816
Total Consumer Discretionary 145,187,642
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Consumer Staples 36.2%
Distillers & Vintners 2.1%
United Spirits Ltd. 330,356 4,712,853
Food Retail 3.4%
Avenue Supermarts Ltd.
(a),(b)
164,856 7,629,349
Packaged Foods & Meats 14.7%
Britannia Industries Ltd. 131,872 7,169,747
Marico Ltd. 600,905 5,308,614
Nestle India Ltd. 802,113 11,907,290
Tata Consumer Products Ltd. 715,651 8,131,887
Total 32,517,538
Personal Care Products 8.0%
Dabur India Ltd. 643,665 2,870,895
Godrej Consumer Products Ltd. 431,601 4,605,142
Hindustan Unilever Ltd. 463,201 10,365,153
Total 17,841,190
Soft Drinks & Non-alcoholic Beverages 3.5%
Varun Beverages Ltd. 1,469,649 7,880,099
Tobacco 4.5%
ITC Ltd. 3,328,897 10,091,270
Total Consumer Staples 80,672,299
Total Common Stocks
(Cost $ 169,193,091 )
225,859,941
1 1
Money Market Funds 0 .2%
Columbia Short-Term Cash Fund, 3.767%
(c),(d)
519,760 519,448
1 1 1 1 1
Total Money Market Funds
(Cost $ 519,500 )
519,448
1 1
Total Investments in Securities
(Cost $ 169,712,591 ) 226,379,389
Other Assets & Liabilities, Net (3,469,745)
Net Assets 222,909,644

Portfolio of Investments
(continued)
Columbia India Consumer ETF, June 30, 2026 (Unaudited)
Columbia India Consumer ETF | 2026
3
Affiliated
issuers
Beginning of
period ($)
Purchases ($)
Sales ($)
Net change
in unrealized
appreciation
(depreciation) ($)
End of
period ($)
Capital gain
distributions ($)
Realized gain
(loss) ($)
Dividends ($)
End of
period
shares
Columbia Short-Term Cash Fund
—
519,500
—
(52)
519,448
—
—
741
519,760
1
Notes to Portfolio of Investments
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
(a) Non-income producing investment.
(b) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2026, the total value of these securities amounted to $7,629,349, which represents 3.42% of total net assets.
(c) The rate shown is the seven-day current annualized yield at June 30, 2026.
(d) Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the Period ended
June 30, 2026 are as follows:

1QT279_(08/26)
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